FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair
			value
	Notional Value		Amount receivable (payable)
Description	12.31.17	12.31.16	12.31.17	12.31.16
Long position	1,166,777	2,739,524	164,405	212,993

Foreign Currency	326,149	1,522,598	102,876	158,762
US$ (1) (2)	201,445	742,137	49,110	73,833
EUR (2)	11,000	70,064	449	—
LIBOR US$ (1)	113,704	710,397	53,317	84,929

Floating rate	643,589	898,324	28,263	31,987
CDI (1) (2)	249,239	254,883	82	3,979
TJLP (4)	394,350	643,441	28,181	28,008

Inflation rates	197,039	318,602	33,266	22,244
IPCA (3) (5)	166,775	192,318	33,266	17,998
IGPM (6)	30,264	126,284	—	4,246

Short position	(1,363,491)	(2,573,351)	(20,652)	(184,616)

Floating rate	(952,283)	(2,391,882)	(16,417)	(184,545)
CDI (1) (2) (3) (4) (5) (6)	(952,283)	(2,391,882)	(16,417)	(184,545)

Foreign Currency	(411,208)	(181,469)	(4,235)	(71)
US$ (2)	(354,356)	(88,710)	(4,235)	(71)
LIBOR US$ (1)	(56,852)	(92,759)	—	—

		Long position	164,405	212,993
		Current	87,643	68,943
		Non Current	76,762	144,050

		Short position	(20,651)	(184,616)
		Current	(5,239)	(183,212)
		Non Current	(15,412)	(1,404)
		Amounts receivable, net	143,754	28,377
(1)

Foreign currency swaps (US$ and LIBOR) x CDI (R$237,384) - swap transactions for varying debt repayment dates held to hedge currency risk affecting the Company’s loans in US$ (carrying amount R$225,254).

(2)

Foreign currency swaps (Euro and CDI x Euro) (R$70,946) and (US$ and CDI x US$) (R$56,071) - maturing through February 9, 2018 to hedge currency risk affecting net amounts payable (carrying amount R$70,683 in euros) and receivables (carrying amount R$56,081 in US$).

(3)	IPCA x CDI rate swaps (R$39,497) - maturing through 2019 to hedge the same flow as the debentures (4th issue - 3rd series) indexed to the IPCA (carrying amount R$40,322).
(4)	TJLP x CDI swaps (R$390,314) - maturing through 2019 to hedge the risk of TJLP variation on loan with BNDES (carrying amount R$441,167).
(5)	IPCA x CDI swaps (R$224,820) - maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA (carrying amount R$217,178).
(6)	IGPM x CDI swaps (R$42,842) - maturing 2016 through 2018 to hedge IGP-DI variation risk affecting regulatory commitments related to 4G license.

Schedule of breakdown of swaps maturing after December 31, 2017

	Maturing in
					Amount
					receivable
					(payable) at
Swap contract	2018	2019	2020	2021 onwards	12/31/17
Foreign currency x CDI	65,670	36,937	—	—	102,607
CDI x Foreign Currency	(4,524)	(93)	—	—	(4,617)
TJLP x CDI	20,838	7,343	—	—	28,181
IPCA x CDI	722	9,633	1,129	6,402	17,886
IGPM x CDI	(303)	—	—	—	(303)
Total	82,403	53,820	1,129	6,402	143,754

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (long position)	Derivatives (depreciation risk EUR)	(70,683)	(88,354)	(106,025)
Payables in EUR	Debt (appreciation risk EUR)	(42,808)	(53,510)	(64,212)
Receivables in EUR	Debt (depreciation risk EUR)	113,754	142,192	170,631
	Net Exposure	263	328	394

Hedge (short position)	Derivatives (depreciation risk US$)	(56,071)	(70,088)	(84,106)
Payables in US$	Debt (appreciation risk US$)	164,648	205,810	246,972
Receivables in US$	Debt (depreciation risk US$)	(108,567)	(135,709)	(162,851)
	Net Exposure	10	13	15

Hedge (long position)	Derivatives (risk of decrease in IPCA)	279,566	259,689	242,286
Debt in IPCA	Debt (risk of increase in IPCA)	(381,564)	(361,681)	(344,274)
	Net Exposure	(101,998)	(101,992)	(101,988)

Hedge (long position)	Derivatives (risk of decrease in IGP-DI)	42,538	42,575	42,612
Debt in IGP-DI	Debt (risk of increase in IGP-DI)	(140,859)	(140,859)	(140,859)
	Net Exposure	(98,321)	(98,284)	(98,247)

Hedge (long position)	Derivatives (risk of decrease in UMBND)	221,553	276,004	330,097
Debt in UMBND	Debt (risk of increase in UMBND)	(225,708)	(281,531)	(337,072)
	Net Exposure	(4,155)	(5,527)	(6,975)

Hedge (long position)	Derivatives (risk of decrease in TJLP)	418,496	414,263	410,144
Debt in TJLP	Debt (risk of increase in TJLP)	(1,586,846)	(1,582,396)	(1,578,066)
	Net Exposure	(1,168,350)	(1,168,133)	(1,167,922)

Hedge (CDI position)
Hedge US$ and EUR (short and long position)	Derivatives (risk of decrease in CDI)	(130,892)	(146,692)	(162,471)
Hedge IPCA (short position)	Derivatives (risk of increase in CDI)	(279,566)	(259,689)	(242,286)
Hedge IGPM (short position)	Derivatives (risk of increase in CDI)	(42,538)	(42,575)	(42,612)
Hedge UMBND (short position)	Derivatives (risk of increase in CDI)	(221,553)	(276,004)	(330,097)
Hedge TJLP (short position)	Derivatives (risk of increase in CDI)	(418,496)	(414,263)	(410,144)
	Net Exposure	(1,093,045)	(1,139,223)	(1,187,610)

Total net exposure in each scenario		(2,465,596)	(2,512,818)	(2,562,333)

Net effect on changes in current fair value		—	(47,222)	(96,737)

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	3.3080	4.1350	4.9620
EUR	3.9676	4.9595	5.9514
JPY	0.0293	0.0367	0.0440
IPCA	2.79%	3.49%	4.19%
IGPM	(0.52)%	(0.65)%	(0.78)%
IGP-DI	(0.27)%	(0.34)%	(0.41)%
UMBND	0.0646	0.0807	0.0969
URTJLP	2.0314	2.5392	3.0470
CDI	6.89%	8.61%	10.34%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12/31/17	12/31/16	12/31/17	12/31/16
Financial Assets
Current
Cash and cash equivalents (Note 4)	Amortized cost		4,050,338	5,105,110	4,050,338	5,105,110
Trade accounts receivable, net (Note 5)	Loans and receivables		8,588,466	8,701,688	8,588,466	8,701,688
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	2,480	3,979	2,480	3,979
Derivative transactions (Note 31)	Hedges (economic)	Level 2	85,163	64,964	85,163	64,964

Noncurrent
Short-term investments pledged as collateral	Amortized cost		81,486	78,166	81,486	78,166
Trade accounts receivable, net (Note 5)	Loans and receivables		273,888	305,411	273,888	305,411
Derivative transactions (Note 31)	Hedges (economic)	Level 2	76,762	144,050	76,762	144,050
Total financial assets			13,158,583	14,403,368	13,158,583	14,403,368

Financial Liabilities
Current
Trade accounts payable (Note 15)	Amortized cost		7,447,100	7,611,246	7,447,100	7,611,246
Loans, financing and finance lease (Note 20)	Amortized cost		1,316,034	1,256,147	1,463,609	1,363,539
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	304,921	1,286,828	317,231	1,307,310
Debentures (Note 20)	Amortized cost		1,412,174	2,120,197	1,532,427	2,242,291
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	312	307	1,490	1,412
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	4,504	4,111	4,504	4,111
Derivative transactions (Note 31)	Hedges (economic)	Level 2	735	179,101	735	179,101

Noncurrent
Trade accounts payable (Note 15)	Amortized cost		—	71,907	—	71,907
Loans, financing and finance lease (Note 20)	Amortized cost		1,353,582	1,837,077	1,291,974	1,668,524
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	520,421	874,982	505,422	822,818
Debentures (Note 20)	Amortized cost		3,068,243	1,396,813	2,866,372	1,260,814
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	40,010	36,990	37,717	34,124
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	446,144	414,733	446,144	414,733
Derivative transactions (Note 31)	Hedges (economic)	Level 2	15,412	1,404	15,412	1,404
			15,929,592	17,091,843	15,930,137	16,983,334

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.17	12.31.16
Cash and cash equivalents	4,050,338	5,105,110
Loans, financing, debentures, financial lease and contingent consideration	(8,461,841)	(9,224,074)
Derivative transactions, net	143,754	28,377
Short-term investment pledged as collateral	11,722	10,773
Asset guarantor of contingent consideration	446,144	414,733
Net debt	3,809,883	3,665,081
Net equity	69,461,358	69,244,419
Net debt-to-equity ratio	5.48%	5.29%

Summary the maturity profile of our consolidated financial liabilities as set forth in loan agreements

	Less than one
At 12.31.17	year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable (Note 15)	7,447,100	—	—	—	7,447,100
Loans, financing and finance lease (Note 20)	1,620,955	780,904	885,411	207,688	3,494,958
Contingent consideration (Note 20)	—	—	—	446,144	446,144
Debentures (Note 20)	1,412,486	66,252	3,042,001	—	4,520,739
Derivative transactions (Note 31)	5,239	93	—	15,319	20,651
Total	10,485,780	847,249	3,927,412	669,151	15,929,592

	Less than one
At 12.31.16	year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable (Note 15)	7,611,246	—	—	71,907	7,683,153
Loans, financing and finance lease (Note 20)	2,542,975	1,129,939	1,326,269	255,851	5,255,034
Contingent consideration (Note 20)	—	—	—	414,733	414,733
Debentures (Note 20)	2,120,504	1,355,683	78,120	—	3,554,307
Derivative transactions (Note 31)	183,212	1,185	97	122	184,616
Total	12,457,937	2,486,807	1,404,486	742,613	17,091,843